Segment Reporting and Geographic Information (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 24, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 24, 2016	Sep. 26, 2015	Sep. 26, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 35,136	$ 32,311	$ 28,060	$ 27,037	$ 29,110	$ 29,408	$ 30,440	$ 30,815	$ 122,544	$ 119,773	$ 127,573	$ 127,573
UK
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									79,991	87,885	95,760
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									16,598	21,260	20,674
Greece [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									11,668		1,861
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									$ 14,287	$ 10,628	$ 9,278